R2, R5, R6 Shares | JPMorgan International Unconstrained Equity Fund
JPMorgan International Unconstrained Equity Fund Class/Ticker: R2/*; R5/*; R6/* * The share class does not have an exchange ticker because it currently is not offered to the general public.
What is the goal of the Fund?
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses R2, R5, R6 Shares JPMorgan International Unconstrained Equity Fund		Class R2	Class R5	Class R6
Management Fees		0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees		0.50%	none	none
Other Expenses		5.93%	5.74%	5.69%
Shareholder Service Fees		0.25%	0.05%	none
Remainder of Other Expenses		5.68%	5.69%	5.69%
Total Annual Fund Operating Expenses		7.23%	6.54%	6.49%
Fee Waivers and Expense Reimbursements	[1]	(5.66%)	(5.67%)	(5.67%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.57%	0.87%	0.82%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.57%, 0.87% and 0.82% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example R2, R5, R6 Shares JPMorgan International Unconstrained Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	160	1,622	3,020	6,251
CLASS R5 SHARES	89	1,430	2,730	5,809
CLASS R6 SHARES	84	1,416	2,709	5,776

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption R2, R5, R6 Shares JPMorgan International Unconstrained Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	160	1,622	3,020	6,251
CLASS R5 SHARES	89	1,430	2,730	5,809
CLASS R6 SHARES	84	1,416	2,709	5,776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period November 30, 2011, through October 31, 2012, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund primarily invests in the equity securities of foreign companies, including those in emerging markets, and is generally unconstrained by any particular capitalization, style or sector and may invest in any foreign country. While the Fund is generally unconstrained within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. "Assets" means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

The adviser will generally seek to diversify the Fund's portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country.

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted directly below.

The Fund may utilize currency forwards to reduce currency deviations relative to its primary benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser, utilizing the insights of its global sector specialists, seeks to identify companies that it believes are attractively valued relative to the long-term growth they can achieve. The adviser identifies these companies through internal research and by subjecting them to a disciplined set of growth, valuation and quality criteria. Companies that display attractive growth and valuation characteristics and for which the growth is believed to be sustainable will be considered candidates for purchase. Conversely, companies become candidates for sale if the expected growth is believed to be at risk or when valuations are no longer attractive.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by capitalization, sector and style. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets”. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund may invest a substantial portion of its assets in emerging market countries.

Smaller Cap Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid capitalization and small capitalization companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R6 Shares for the past calendar year. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) EAFE Index (net of foreign withholding taxes) and the MSCI All Country World Index, Ex-U.S. (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2012	14.39%
Worst Quarter	2nd quarter, 2012	–5.82%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns R2, R5, R6 Shares JPMorgan International Unconstrained Equity Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R6 SHARES	26.20%	21.86%	Nov. 30, 2011
CLASS R6 SHARES Return After Taxes on Distributions	24.91%	20.72%	Nov. 30, 2011
CLASS R6 SHARES Return After Taxes on Distributions and Sale of Fund Shares	17.02%	17.94%	Nov. 30, 2011
CLASS R2 SHARES	25.27%	20.96%	Nov. 30, 2011
CLASS R5 SHARES	26.08%	21.75%	Nov. 30, 2011
MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes Except Foreign Withholding Taxes)	17.32%	14.87%
MSCI ALL COUNTRY WORLD INDEX, EX-U.S. (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes Except Foreign Withholding Taxes)	16.33%	15.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.